                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    February 16, 2010
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:   $274,858
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

                                                       MARKET
                                                       VALUE   SHARE /                                           VOTING AUTHORITY
                                                       (USD)     PRN    SHARE / PUT /   INVESTMENT    OTHER   ---------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X1000)   AMOUNT    PRN    CALL   DISCRETION   MANAGERS SOLE      SHARED NONE
--------------               -------------- --------- ------- --------- ------- ----- -------------- -------- --------- ------ ----
AMERICAN EXPRESS CO          COM            025816109  11,909   293,900 SH            Shared-Defined    1       293,900
AMERICAN PUBLIC EDUCATION IN COM            02913V103   5,944   173,000 SH            Shared-Defined    1       173,000
APPLE INC                    COM            037833100  16,500    78,300 SH            Shared-Defined    1        78,300
ATWOOD OCEANICS INC          COM            050095108  11,540   321,900 SH            Shared-Defined    1       321,900
BRINKS HOME SEC HLDGS INC    COM            109699108   4,172   127,828 SH            Shared-Defined    1       127,828
CNINSURE INC                 SPONSORED ADR  18976M103  17,473   870,156 SH            Shared-Defined    1       870,156
COLLECTIVE BRANDS INC        COM            19421W100   8,573   376,488 SH            Shared-Defined    1       376,488
CROWN CASTLE INTL CORP       COM            228227104  14,164   362,800 SH            Shared-Defined    1       362,800
CTRIP COM INTL LTD           ADR            22943F100   4,031    56,100 SH            Shared-Defined    1        56,100
DENBURY RES INC              COM NEW        247916208   6,654   449,600 SH            Shared-Defined    1       449,600
DOLBY LABORATORIES INC       COM            25659T107  11,283   236,400 SH            Shared-Defined    1       236,400
E TRADE FINANCIAL CORP       COM            269246104   4,511 2,563,000 SH            Shared-Defined    1     2,563,000
EAST WEST BANCORP INC        COM            27579R104   2,838   179,600 SH            Shared-Defined    1       179,600
EASTMAN KODAK CO             COM            277461109   3,089   174,000 SH      PUT   Shared-Defined    1       174,000
FIFTH THIRD BANCORP          COM            316773100   7,779   797,814 SH            Shared-Defined    1       797,814
GLOBAL CASH ACCESS HLDGS INC COM            378967103   2,002   267,301 SH            Shared-Defined    1       267,301
GOLDMAN SACHS GROUP INC      COM            38141G104   4,120    24,400 SH            Shared-Defined    1        24,400
GOOGLE INC                   CL A           38259P508   4,216     6,800 SH            Shared-Defined    1         6,800
JPMORGAN CHASE & CO          COM            46625H100  12,347   296,300 SH            Shared-Defined    1       296,300
LIBERTY GLOBAL INC           COM SER A      530555101   2,062    94,200 SH            Shared-Defined    1        94,200
LONGTOP FINL TECHNOLOGIES LT ADR            54318P108   6,482   175,100 SH            Shared-Defined    1       175,100
MARTIN MARIETTA MATLS INC    COM            573284106   6,294    70,400 SH            Shared-Defined    1        70,400
MASTERCARD INC               CL A           57636Q104  10,342    40,400 SH            Shared-Defined    1        40,400
NATIONAL OILWELL VARCO INC   COM            637071101   4,003    90,800 SH            Shared-Defined    1        90,800
NEW ORIENTAL ED & TECH GRP I SPON ADR       647581107   1,028    13,600 SH            Shared-Defined    1        13,600
ORBITZ WORLDWIDE INC         COM            68557K109   4,291   584,622 SH            Shared-Defined    1       584,622
PITNEY BOWES INC             COM            724479100   3,528   155,000 SH      PUT   Shared-Defined    1       155,000
POPULAR INC                  COM            733174106     874   386,800 SH            Shared-Defined    1       386,800
PRICELINE COM INC            COM NEW        741503403   4,237    19,400 SH            Shared-Defined    1        19,400
RESOLUTE ENERGY CORP         COM            76116A108   7,760   673,605 SH            Shared-Defined    1       673,605
RESOLUTE ENERGY CORP         COM            76116A116   1,150   500,000 SH            Shared-Defined    1       500,000
SBA COMMUNICATIONS CORP      COM            78388J106  14,129   413,600 SH            Shared-Defined    1       413,600
SCHWEITZER-MAUDUIT INTL INC  COM            808541106   2,075    29,500 SH            Shared-Defined    1        29,500
SEI INVESTMENTS CO           COM            784117103   3,534   201,700 SH            Shared-Defined    1       201,700
SOLERA HOLDINGS INC          COM            83421A104   5,317   147,650 SH            Shared-Defined    1       147,650
TRANSDIGM GROUP INC          COM            893641100   9,208   193,900 SH            Shared-Defined    1       193,900
UMPQUA HLDGS CORP            COM            904214103   6,694   499,178 SH            Shared-Defined    1       499,178
VERISK ANALYTICS INC         CL A           92345Y106   5,572   184,000 SH            Shared-Defined    1       184,000
VISA INC                     COM CL A       92826C839   9,472   108,300 SH            Shared-Defined    1       108,300
VISTAPRINT N V               SHS            N93540107  13,661   241,100 SH            Shared-Defined    1       241,100